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               SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 -----------------

                             DWS Europe Equity Fund

The following information replaces similar disclosure in "The portfolio managers" section of the prospectus:

The following person handles the day-to-day management of the fund.

  Joseph Axtell, CFA
  Managing Director of Deutsche Asset Management and Lead
  Portfolio Manager of the fund.
   o Joined Deutsche Asset Management in 2001 and the fund in 2007.
   o Senior analyst at Merrill Lynch Investment Managers for the international equity portion of a global balanced portfolio (1996-2001).
   o Director, International Research at PCM International (1989-1996).
   o Associate manager, structured debt and equity group at Prudential Capital Corporation (1988-1989).
   o Analyst at Prudential-Bache Capital Funding in London (1987-1988).
   o Equity analyst in the health care sector at Prudential Equity Management Associates (1985-1987).
   o BS, Carlson School of Management, University of Minnesota.






               Please Retain This Supplement for Future Reference



July 27, 2007
DEEF-3600

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                                                                       SCUDDER
                                                           Deutsche Bank Group